LONG-TERM INVESTMENTS - Equity Method Investments (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) item $ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Equity method investments
Share of loss recognized			¥ 1,395,234		¥ 2,837,834
Brilent Inc. ("Brilent")
Equity method investments
Share of loss recognized			1,395,234	¥ 0	¥ 2,837,834
Impairment loss		¥ 4,757,972
Equity method investments		¥ 0	¥ 0	¥ 0
Brilent Inc. ("Brilent") | ATA BVI
Equity method investments
Percentage of equity interest	15.47%
Number of board seat held | item	1
Total number of board seat | item	6
Brilent Inc. ("Brilent") | ATA BVI | Preferred Shares
Equity method investments
Number of shares purchased | shares	2,156,721
Purchase price (USD per share) | $ / shares	$ 0.6955
Total consideration | $	$ 1.5